RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions	NOTE 26 – RELATED PARTY TRANSACTIONS
As of December 31, 2025 TORM’s ultimate controlling party is Brookfield Oaktree Holdings, LLC, a limited liability company incorporated in the USA. The immediate controlling shareholder is OCM Njord Holdings S.á.r.l. (Njord Luxco).
After the end of the year, subsequent changes were made to the B- and C-shares. Refer to Note 2 for description of subsequent events.
Shareholders' contribution and dividends paid are disclosed in the consolidated statement of changes in equity. Dividends to related parties are paid out based on the related parties’ ownership of shares.
The remuneration of key management personnel, which consists of the Board of Directors, Executive Director and the Senior
Management Team, is disclosed in Note 5.